Borrowings (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of borrowings

		Annual financial charges	Sep/2021	Dec/2020
Foreign currency
Bonds		Note 14 (c)	29,145,214	34,963,651
Export prepayment	(i)	US dollar exchange variation + quartely Libor + 1.75		521,469
Investments		US dollar exchange variation + semiannual Libor + interest between 0.65 and 1.70	2,606,829	2,682,824
Other		Note 14 (d)	2,164,008	2,755,200
Transactions costs			(605,539)	(688,814)
			33,310,512	40,234,330

Current liabilities			843,748	1,206,084
Non-current liabilities			32,466,764	39,028,246
Total			33,310,512	40,234,330

Local currency
Export credit notes	(i)	100.00 of CDI + 0.70		402,739
Commercial notes	(i)	100.00 of CDI + 0.85		545,171
BNDES		4.00		1,538
BNDES		IPCA + 6.04	447,303	490,963
FINEP/FINISA		3.55	2,910	26,154
BNB-FNE (Fundo Constitucional de Financiamentos do Nordeste)		IPCA + interest between 2.39 and 2.78	4,884	5,639
Fundo de Desenvolvimento do Nordeste (FDNE)		6.50	25,119	27,196
Transactions costs			(10)	(1,607)
			480,206	1,497,793

Current liabilities			59,075	112,847
Non-current liabilities			421,131	1,384,946
Total			480,206	1,497,793

Foreign currency and local currency
Current liabilities			902,823	1,318,931
Non-current liabilities			32,887,895	40,413,192
Total			33,790,718	41,732,123

(i)	Prepaid in June 2021.

Schedule of long-term maturities

The maturity profile of the long-term amounts is as follows:

	Sep/2021	Dec/2020

2022	178,134	2,086,460
2023	1,169,758	1,824,477
2024	3,866,930	5,653,432
2025	630,531	1,121,748
2026	607,577	580,062
2027	539,416	514,819
2028	6,903,454	6,986,264
2029	225,927	217,418
2030	8,320,877	7,951,181
2031 and thereafter	10,445,291	13,477,331
Total	32,887,895	40,413,192

Schedule of bonds

		Issue	Outstanding
		amount	amount		Interest
Issue date		US$	US$	Maturity	(% per year)	Sep/2021	Dec/2020

Oct-2010 and feb-2012	(i)	700,000		no maturity date	7.38		2,598,350
Jul-2011 and jul-2012	(i)	750,000	572,878	Jul-2041	7.13	3,158,050	4,019,404
May-2012	(i)	500,000		May-2022	5.38		1,500,304
Feb-2014 and may-2014	(i)	750,000	596,623	Feb-2024	6.45	3,278,994	4,000,875
Oct-2017	(i)	500,000	104,705	Jan-2023	3.50	57 3,962	1,034,179
Oct-2017		1,250,000	1,174,796	Jan-2028	4.50	6,454,087	6,633,913
Nov-2019		1,500,000	1,500,000	Jan-2030	4.50	8,220,293	7,941,207
Nov-2019		750,000	750,000	Jan-2050	5.88	4,119,496	3,992,933
Jul-2020	(ii)	600,000	600,000	Jan-2081	8.50	3,340,332	3,242,486
Total		7,300,000	5,299,002			29,145,214	34,963,651

(i)	Prepayments were made in 2021 in the total amount of US$1.3 billion.
(ii)	The bond is recorded as a financial liability. According to the specific methodology applied by some rating agencies, only for the purposes of calculating leverage, 50% of the referred bond is classified as a hybrid capital instrument.

Schedule of others - SACE

		Initial amount	Outstanding
		of the transaction	amount
Issue date		(US$)	US$	Maturity	Charges (% per year)	Sep/2021	Dec/2020
Nov-2018		295,125	221,344	Nov-2028	Us dollar exchange variation + semianual Libor + 0.90	1,208,549	1,228,285
Dec-2019		150,000	127,500	Dec-2029	Us dollar exchange variation + semianual Libor + 0.90	695,799	702,027
Apr-2019		72,345	52,793	Apr-2026	Us dollar exchange variation + semianual Libor + 1.00	259,660	300,434
Jan-2020	(i)	100,000	100,000	Jan-2025	Us dollar exchange variation + semianual Libor + 1.65		524,454
Total		617,470	501,637			2,164,008	2,755,200

(i)	Prepaid in July 2021.

Schedule of guarantees

Braskem has given collaterals for part of its borrowings as follows:

		Total	Total
Loans	Maturity	debt 2021	guaranteed	Guarantees

FINEP	Jul-2024	310	310	Bank surety
FINISA	Dec-2023	2,600	2,600	Bank surety
BNB-FNE	Jun-2027	4,884	4,884	Bank surety and pledge of reserve liquidity fund.
Total		7,794	7,794